INVESTMENTS (Details Narrative) - shares	1 Months Ended
	Sep. 15, 2013	Jun. 30, 2017	Jun. 09, 2017	Dec. 31, 2016	Dec. 31, 2015	Jul. 02, 2014
Common shares, issued		3,115,500	77,887,500	77,887,500	77,887,500	1,038,050
PPI Management Group, LLC [Member]
Acquired interest in two consulting firms	50.00%
Christals Management LLC [Member]
Acquired interest in two consulting firms	50.00%
Mr. Roberts [Member]
Common shares, issued	65,625,000